Summary of significant accounting policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Property, plant and equipment
Major classifications of property, plant and equipment are summarized as follows:

	September 30,	December 31,
	2019	2018
Land	$713,703	$704,567
Building and improvements	13,119,001	9,244,737
Construction in process	2,010,705	6,091,265
Equipment	11,930,465	9,713,030
Office furniture and equipment	201,194	192,606
Vehicles	27,621	26,832
Total property and equipment	$28,002,689	$25,973,037
Less accumulated depreciation and amortization	(3,221,984)	(2,256,269)
Property, plant and equipment, net	$24,780,705	$23,716,768

The Company depreciates all asset classes over their estimated useful lives, as follows:

Building	20 - 25 years
Equipment	7 - 10 years
Office furniture and equipment	3 years
Leasehold improvements	shorter of asset life or lease term
Vehicles	3 years
Property, plant and equipment
Major classifications of property, plant and equipment are summarized as follows for December 31, 2018 and 2017:

	2018	2017
Land	$704,567	$676,083
Building and improvements	9,244,737	9,187,160
Construction in process	6,091,265	5,119,961
Equipment	9,713,030	8,211,510
Office furniture and equipment	192,606	136,091
Vehicles	26,832	29,135
Total property and equipment	$25,973,037	$23,359,940
Less accumulated depreciation and amortization	(2,256,269)	(1,556,964)
Property, plant and equipment, net	$23,716,768	$21,802,976

Depreciation and amortization expense for 2018 on property, plant and equipment was $829,684 (2017: $171,242; 2016: 140,649).
In July 2016, the Company purchased the property, plant and equipment of the former Atlantic Sea Smolt plant in Rollo Bay West on Prince Edward Island for $717,225, including legal and other expenses incurred. The Company allocated the purchase price to land, building, and equipment based on valuations and management’s estimates. Included in construction in process is $5.7 million for renovation and new construction costs incurred at our Rollo Bay farm site. An additional $785 thousand has been committed.
In June 2017, the Company purchased the aquaculture facility of Bell Fish Company LLC in Albany, Indiana, for $14.2 million, including legal and other expenses incurred. Through December 31, 2018, the Company has invested $2.6 million to upgrade the facility for use to grow out its AquAdvantage Salmon for harvest and sale in the United States. The Company currently has an additional $122 thousand committed to this project. This facility is operational, although the Company expects that upgrades will continue through 2020.